Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Product Category
The following table summarizes total revenue by product category:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
Electronic systems	$77,199	$70,371	$241,474	$197,493
Mechanical systems	37,026	29,383	118,295	85,218
Exhaust	16,971	18,905	59,587	53,062
Accessories	14,384	14,648	45,403	29,987
Safety	14,093	—	48,287	—

Total sales	$159,673	$133,307	$513,046	$365,760

The following table summarizes total revenue by product category:

	2020	2019	2018
Electronic systems	$266,742	$199,295	$47,110
Mechanical systems	$119,784	92,498	41,024
Exhaust	71,915	51,802	43,644
Accessories	38,543	25,068	6,133
Safety	7,195	—	—

Total sales	$504,179	$368,663	$137,911

Summary of Revenue Based on Geographic Location
The following table summarizes total revenue based on geographic location from which the product is shipped:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
United States	$155,626	$133,307	$501,196	$365,760
Italy	4,047	—	11,850	—

Total sales	$159,673	$133,307	$513,046	$365,760

The following table summarizes total revenue based on the geographic location from which the product is shipped for the years ended December 31:

	2020	2019	2018
United States	$502,661	$368,663	$137,911
Italy	1,518	—	—

Total sales	$504,179	$368,663	$137,911